CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Jun. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ 11,013,680
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liabilities	(11,092,529)
Interest earned on marketable securities held in Trust Account	(750,404)
Changes in operating assets and liabilities:
Prepaid expenses	79,584
Accounts payable and accrued expenses	366,622
Income tax payable	117,016
Net cash used in operating activities	(266,031)
Cash Flows from Financing Activities:
Net Change in Cash	(266,031)
Cash - Beginning	479,694
Cash - Ending	$ 213,663